Acquisitions	12 Months Ended
Dec. 31, 2019
Acquisitions
Acquisitions
26.	Acquisitions
Transaction with
Zenith Group Holdings Co., Limited (“Zenith”
)
In
September

201
8
, the Group entered into an agreement to increase its shareholding to acquire the majority
o
f
equity interests in
Zenith, the owner of a series of famous virtual singers, such as Luo Tianyi.
 Prior to this transaction, the Group
owned 7.4% of equity interest in Zenith, which was accounted for as long-term investments using alternative measure method. The total consideration was RMB296.8 million in cash.
Following the completion of this transaction in September 2018, the Group held approximately
71.9% of equity interests in
Zenith
 and
Zenith
became a consolidated subsidiary of the Group.
The Group made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	30,252
Intangible assets
—Tradename	54,974	8 years
—Non-compete clause	2,230	3 years
Noncontrolling interests	(121,154)
Goodwill	360,039

Total	326,341

Total purchase price comprised of:
Amount
RMB in thousands
Cash consideration	296,796
Fair value of previously held equity interests	29,545
Total	326,341

A gain of RMB5.8 million in relation to the revaluation of the previously held equity interests in Zenith was recorded in “Investment income, net”
o
n the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.
Goodwill arising from this acquisition was attributable to the synergies between virtual idols and the Group’s multiple business streams, including live broadcasting, advertising, games, virtual idol related derivative products and offline performance events. The goodwill recognized
was not expected to be deductible for income tax purpose.
In the fourth quarter of 2019, the Group acquired the remaining 28.1% of equity interests in Zenith from noncontrolling shareholders with a total consideration of US$22.4 million (RMB
156.5
million), which was accounted for as an equity transaction pursuant to ASC 810-10-45-23. The difference between the fair value of the consideration and the carrying value of the noncontrolling interests was accounted for as deemed dividend to the noncontrolling shareholders and was recorded against additional paid-in capital. No gain or loss was recorded by the Group.

Transactions with Chaodian
In July 2019, the Group entered into a series of agreements to acquire 72.0% of equity interests in Chaodian, which was subsequently diluted to 63.6% with capital injections from certain other noncontrolling interests. The total consideration of this acquisition consisted of RMB288.6 million paid to the existing third party shareholders and a direct capital injection amounting to RMB909.6 million. Chaodian runs various offline events such as flagship concerts and exhibitions, and operates an industry-related talent agency. The Company and Chaodian were under the same control of the Controlling Shareholder since July 2019. Therefore, this transaction was accounted for as a business combination under common control and the Company’s consolidated financial statements included the acquired assets and liabilities of Chaodian, at their historical carrying amounts of approximately RMB986.4 million. The consolidated financial statements as of and for the year ended December 31, 2019 reflected the results of the Company and Chaodian as if they had been combined since July 1, 2019. The excess of the consideration over the historical carrying amount of the acquired assets and liabilities, as well as noncontrolling interests, was accounted for deemed dividend to the other shareholders of Chaodian.
The allocation of the consideration of the assets acquired and liabilities assumed based on their
historical
carrying
amounts was as follows:

Amount
RMB in thousands
Consideration	1,198,198
Cash and cash equivalents	1,199,117
Accounts receivable, net	95,147
Goodwill	36,120
Other asset acquired	68,214
Total assets acquired	1,398,598
Accrued liabilities and other payables	(323,025)
Other liabilities assumed	(89,217)
Total liability assumed	(412,242)
Noncontrolling interests	(276,621)
Deemed dividend	488,463
Total	1,198,198
Other acquisitions
For the years ended December 31, 2018 and 2019, the Group completed several other acquisitions, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,		Amortization Period
	2018	2019
	Amount
	RMB in thousands
Net assets acquired	62,800	65,582
Intangible assets
—Tradename	104,000	—	5 to 10 years
—User base	21,500	—	3 years
—Copyrights	23,500	—	9 months to 3 years
—Technology	9,000	—	6 to 8 months
Noncontrolling interests	(107,505)	(30,000)
Goodwill	530,482	34,418

Total	643,777	70,000

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	391,071	70,000
Fair value of previously held equity interests	252,706	—
Total	643,777	70,000

In relation to the revaluation of previously held equity interests, the Group recognized a gain of RMB138.6 million and nil
o
n the consolidated statements of operations and comprehensive loss for the years ended December 31, 2018 and 2019, respectively, for the other acquisitions that constitute business combinations.
Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2018 and 2019, either individually or in aggregate.
No acquisition incurred for the year ended December 31, 2017.